Effect of reclassification upon adoption of IFRS 9 - Effect of reclassification of financial liabilities upon adoption of IFRS 9 (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	$ 2,323,900
Carrying amount post reclassification	2,323,900
IFRS 9 remeasurement including expected credit losses	(1,694)
IFRS 9 carrying amount at 1 Jan 2018	2,322,206
Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Trading liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	184,361
Carrying amount post reclassification	80,864
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	80,864
Trading liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	(103,497)
Trading liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Trading liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Trading liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Financial liabilities designated at fair value
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	94,429
Carrying amount post reclassification	143,997
IFRS 9 remeasurement including expected credit losses	9
IFRS 9 carrying amount at 1 Jan 2018	144,006
Financial liabilities designated at fair value | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	59,267
Financial liabilities designated at fair value | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Financial liabilities designated at fair value | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Financial liabilities designated at fair value | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	(9,699)
Hong Kong currency notes in circulation
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	34,186
Carrying amount post reclassification	34,186
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	34,186
Hong Kong currency notes in circulation | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Hong Kong currency notes in circulation | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Hong Kong currency notes in circulation | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Hong Kong currency notes in circulation | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Deposits by banks
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	69,922
Carrying amount post reclassification	64,492
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	64,492
Deposits by banks | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	(5,430)
Deposits by banks | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Deposits by banks | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Deposits by banks | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Customer accounts
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	1,364,462
Carrying amount post reclassification	1,360,227
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	1,360,227
Customer accounts | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	(4,235)
Customer accounts | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Customer accounts | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Customer accounts | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Repurchase agreements – non-trading
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	130,002
Carrying amount post reclassification	130,002
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	130,002
Repurchase agreements – non-trading | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Repurchase agreements – non-trading | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Repurchase agreements – non-trading | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Repurchase agreements – non-trading | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Items in the course of transmission to other banks
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	6,850
Carrying amount post reclassification	6,850
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	6,850
Items in the course of transmission to other banks | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Items in the course of transmission to other banks | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Items in the course of transmission to other banks | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Items in the course of transmission to other banks | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Derivatives
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	216,821
Carrying amount post reclassification	216,821
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	216,821
Derivatives | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Derivatives | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Derivatives | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Derivatives | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Debt securities in issue
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	64,546
Carrying amount post reclassification	66,641
IFRS 9 remeasurement including expected credit losses	(105)
IFRS 9 carrying amount at 1 Jan 2018	66,536
Debt securities in issue | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Debt securities in issue | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Debt securities in issue | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Debt securities in issue | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	2,095
Accruals, deferred income and other liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	45,907
Carrying amount post reclassification	99,926
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	99,926
Accruals, deferred income and other liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	53,895
Accruals, deferred income and other liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Accruals, deferred income and other liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Accruals, deferred income and other liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	124
Current tax liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	928
Carrying amount post reclassification	928
IFRS 9 remeasurement including expected credit losses	0
IFRS 9 carrying amount at 1 Jan 2018	928
Current tax liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Current tax liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Current tax liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Current tax liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Liabilities under insurance contracts
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	85,667
Carrying amount post reclassification	85,667
IFRS 9 remeasurement including expected credit losses	(69)
IFRS 9 carrying amount at 1 Jan 2018	85,598
Liabilities under insurance contracts | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Liabilities under insurance contracts | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Liabilities under insurance contracts | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Liabilities under insurance contracts | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Provisions
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	4,011
Carrying amount post reclassification	4,011
IFRS 9 remeasurement including expected credit losses	284
IFRS 9 carrying amount at 1 Jan 2018	4,295
Provisions | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Provisions | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Provisions | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Provisions | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Deferred tax liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	1,982
Carrying amount post reclassification	1,982
IFRS 9 remeasurement including expected credit losses	(368)
IFRS 9 carrying amount at 1 Jan 2018	1,614
Deferred tax liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Deferred tax liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Deferred tax liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Deferred tax liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Subordinated liabilities
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	19,826
Carrying amount post reclassification	27,306
IFRS 9 remeasurement including expected credit losses	(1,445)
IFRS 9 carrying amount at 1 Jan 2018	25,861
Subordinated liabilities | Other changes in classification
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Subordinated liabilities | Fair value through profit and loss
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Subordinated liabilities | Fair value through other comprehensive income
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	0
Subordinated liabilities | Amortised cost
Disclosure Of Financial Liabilities At Date Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications	$ 7,480